Taxes recoverable	12 Months Ended
Jun. 30, 2025
Taxes recoverable
Taxes recoverable

10. Taxes recoverable

	2025	2024

State VAT (“ICMS”) (i)	99,536	86,556
Brazilian federal contributions (ii)	256,166	280,854
Colombian federal contributions	44,081	35,610

Total	399,783	403,020

Current	68,248	103,792
Non-current	331,535	299,228

(i)     Refers to the Brazilian value-added tax on sales and services. The Group’s ICMS relates mainly to the purchase of inputs and the Group has the benefit of a reduced ICMS tax rate.

(ii)     Includes:  a) credits arising from the Brazilian government’s taxes charged for the social integration program (PIS) and the social security program (COFINS), and Brazilian corporate income tax and social contributions. These credits, which are recognized as current assets, will be used by the Group to offset other Federal taxes; b) withholding and overpaid taxes which can be used to settle overdue or future payable federal taxes; c) withholding income tax on cash equivalents which can be used to offset taxes owed at the end of the calendar year, in case of taxable profit, or are carried forward in case of tax loss.

Income tax Benefits arising from ICMS deduction

For the year ended June 30, 2025, the Group has a residual balance of IRPJ and CSLL tax credits arising from the ICMS subsidy thesis, which permits the exclusion of ICMS-related subsidies from the taxable bases of these federal taxes. The benefit covered subsidies utilized through December 2023, the date on which the incentive expired as a result of legislative changes. The balance presented in the statement of financial position corresponds to the remaining amount after refunds and/or offsets with other federal taxes, totaling R$ 186,592.

Pursuant to Article 30 of Law No. 12,973/2014, the amount of ICMS-related benefits classified as investment subsidies must be appropriated to the tax incentive reserve, subject to the availability of sufficient profit in each subsidiary. Additionally, under the same legal framework, such tax benefits must be included in the IRPJ and CSLL tax bases when dividends are distributed or when share capital is returned to the subsidiaries’ shareholders.

As of June 30, 2025, the subsidiaries’ tax incentive reserve amounted to a consolidated total of R$430,185, and tax benefits not yet appropriated to this reserve—due to insufficient profits—totaled R$926,860 on a consolidated basis. The Group does not intend to distribute these incentive amounts to its shareholders. Should dividends be distributed, taxation will be applied in accordance with applicable tax legislation.